PREFERRED STOCK (Details)																	12 Months Ended
	Jan. 26, 2016 USD ($)	Nov. 13, 2015	Aug. 12, 2015	Apr. 24, 2015	Mar. 20, 2015	Oct. 29, 2014	Apr. 30, 2014	Feb. 12, 2014	Oct. 31, 2013	Sep. 19, 2013	Apr. 30, 2013	Mar. 26, 2013	Dec. 13, 2012	Oct. 29, 2012	Apr. 28, 2008	Jan. 25, 2008	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Preferred stock
Carrying value																		$ 16,718,000,000	$ 10,468,000,000
Distribution of preferred dividends																		$ 769,000,000
Forecast
Preferred stock
Distribution of preferred dividends																	$ 1,027,000,000
Series AA
Preferred stock
Dividend rate (as a percent)																		8.125%	8.125%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 25	$ 25
Number of depositary shares (in shares) | shares																		3,870,330	3,870,330
Carrying value																		$ 97,000,000	$ 97,000,000
Depositary shares, interest in corresponding series of preferred stock																0.001
Series E
Preferred stock
Dividend rate (as a percent)																		8.40%	8.40%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		121,254	121,254
Carrying value																		$ 121,000,000	$ 121,000,000
Depositary shares, interest in corresponding series of preferred stock															0.04
Series A
Preferred stock
Dividend rate (as a percent)																		5.95%	5.95%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		1,500,000	1,500,000
Carrying value																		$ 1,500,000,000	$ 1,500,000,000
Depositary shares, interest in corresponding series of preferred stock														0.04
Series B
Preferred stock
Dividend rate (as a percent)																		5.90%	5.90%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		750,000	750,000
Carrying value																		$ 750,000,000	$ 750,000,000
Depositary shares, interest in corresponding series of preferred stock													0.04
Series C
Preferred stock
Dividend rate (as a percent)																		5.80%	5.80%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 25	$ 25
Number of depositary shares (in shares) | shares																		23,000,000	23,000,000
Carrying value																		$ 575,000,000	$ 575,000,000
Depositary shares, interest in corresponding series of preferred stock												0.001
Series D
Preferred stock
Dividend rate (as a percent)																		5.35%	5.35%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		1,250,000	1,250,000
Carrying value																		$ 1,250,000,000	$ 1,250,000,000
Depositary shares, interest in corresponding series of preferred stock											0.04
Series J
Preferred stock
Dividend rate (as a percent)																		7.125%	7.125%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 25	$ 25
Number of depositary shares (in shares) | shares																		38,000,000	38,000,000
Carrying value																		$ 950,000,000	$ 950,000,000
Depositary shares, interest in corresponding series of preferred stock										0.001
Series K
Preferred stock
Dividend rate (as a percent)																		6.875%	6.875%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 25	$ 25
Number of depositary shares (in shares) | shares																		59,800,000	59,800,000
Carrying value																		$ 1,495,000,000	$ 1,495,000,000
Depositary shares, interest in corresponding series of preferred stock									0.001
Series L
Preferred stock
Dividend rate (as a percent)																		6.875%	6.875%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 25	$ 25
Number of depositary shares (in shares) | shares																		19,200,000	19,200,000
Carrying value																		$ 480,000,000	$ 480,000,000
Depositary shares, interest in corresponding series of preferred stock								0.001
Series M
Preferred stock
Dividend rate (as a percent)																		6.30%	6.30%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		1,750,000	1,750,000
Carrying value																		$ 1,750,000,000	$ 1,750,000,000
Depositary shares, interest in corresponding series of preferred stock							0.04
Series N
Preferred stock
Dividend rate (as a percent)																		5.80%	5.80%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		1,500,000	1,500,000
Carrying value																		$ 1,500,000,000	$ 1,500,000,000
Depositary shares, interest in corresponding series of preferred stock						0.04
Series O
Preferred stock
Dividend rate (as a percent)																		5.875%	5.875%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		1,500,000	1,500,000
Carrying value																		$ 1,500,000,000	$ 0
Depositary shares, interest in corresponding series of preferred stock					0.04
Series P
Preferred stock
Dividend rate (as a percent)																		5.95%	5.95%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		2,000,000	2,000,000
Carrying value																		$ 2,000,000,000	$ 0
Depositary shares, interest in corresponding series of preferred stock				0.04
Series Q
Preferred stock
Dividend rate (as a percent)																		5.95%	5.95%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		1,250,000	1,250,000
Carrying value																		$ 1,250,000,000	$ 0
Depositary shares, interest in corresponding series of preferred stock			0.04
Series R
Preferred stock
Dividend rate (as a percent)																		6.125%	6.125%
Redemption price per depositary share/ preference share (in dollars per share) | $ / shares																		$ 1,000	$ 1,000
Number of depositary shares (in shares) | shares																		1,500,000	1,500,000
Carrying value																		$ 1,500,000,000	$ 0
Depositary shares, interest in corresponding series of preferred stock		0.04
Series S | Subsequent event
Preferred stock
Dividend rate (as a percent)	6.30%
Carrying value	$ 1,000,000,000
Depositary shares, interest in corresponding series of preferred stock	0.001